MINERAL PROPERTY, PLANT AND EQUIPMENT (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Net carrying value of equipment	$ 7
Net carrying value	610
Net carrying value of Land & building	603
Cost
Statement [Line Items]
Property, plant, and equipment, beginning	876
Additions	52	$ 16
Property, plant, and equipment, ending	1,233	876
Modification of lease term	305
Cost | Equipment
Statement [Line Items]
Property, plant, and equipment, beginning	48
Additions	0
Property, plant, and equipment, ending	48	48
Modification of lease term	0
Cost | Lands and Buildings
Statement [Line Items]
Property, plant, and equipment, beginning	828
Additions	52
Property, plant, and equipment, ending	1,185	828
Modification of lease term	305
Accumulated Depreciation
Statement [Line Items]
Accumulated depreciation, beginning	(500)
Depreciation charge for the period	(159)
Accumulated depreciation, ending	(659)	(500)
Accumulated Depreciation | Equipment
Statement [Line Items]
Accumulated depreciation, beginning	(34)
Depreciation charge for the period	(5)
Accumulated depreciation, ending	(39)	(34)
Accumulated Depreciation | Lands and Buildings
Statement [Line Items]
Accumulated depreciation, beginning	(466)
Depreciation charge for the period	(154)
Accumulated depreciation, ending	(620)	(466)
Foreign Currency Translation Difference
Statement [Line Items]
Foreign currency translation difference beginning balance	(4)
Foreign currency translation difference ending balacne	36	(4)
Movement for the period	40
Foreign Currency Translation Difference | Equipment
Statement [Line Items]
Foreign currency translation difference beginning balance	(2)
Foreign currency translation difference ending balacne	(2)	(2)
Movement for the period	0
Foreign Currency Translation Difference | Lands and Buildings
Statement [Line Items]
Foreign currency translation difference beginning balance	(2)
Movement for the period	40
Foreign currency translation difference ending balacne	$ 38	$ (2)